Exceptional items (Tables)	12 Months Ended
Jun. 30, 2022
Exceptional items
Schedule of exceptional items

	2022	2021	2020
	£’000	£’000	£’000
Compensation for loss of office	23,827	—	—
Football League pension scheme deficit (Note 29)	865	—	—
	24,692	—	—